Taxes - Schedule of Statutory Rate to the Company's Effective Tax Rate (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%
Cross border
Effect of income tax rate difference in other jurisdictions		(22.00%)	(56.50%)
Effect of tax rate changes on deferred taxes	10.10%	5.30%	(8.90%)
Effect of mainland China preferential tax rate and tax relief	(10.20%)	(1.70%)	(27.00%)
Tax exempt income		1.40%	1.60%
Research and development credits	12.60%	28.20%	96.60%
Business insurance		(2.50%)	(5.70%)
Late payment interest	(2.70%)	(5.00%)	(20.00%)
Withholding tax			(4.70%)
Depreciation and amortization			(2.20%)
Investment gain/loss			(2.30%)
Statutory income/expense	(4.70%)	(0.50%)	3.90%
Intercompany transfers	(6.10%)	(14.60%)	(10.90%)
Change in valuation allowances	(17.50%)	(30.00%)	3.60%
Goodwill impairment		(130.00%)
Others	0.10%	(0.90%)	(1.20%)
Nontaxable or nondeductible items	(1.40%)
Changes in unrecognized tax benefits	4.70%
Effective Tax Rate	(1.80%)	(18.60%)	(8.70%)
Mainland China statutory income tax rate	$ (3,038,800)
Cross border
Change in valuation allowances	2,125,638
Nontaxable or nondeductible items	172,726
Changes in unrecognized tax benefits	(577,077)
Research and development credits	1,530,153
Statutory income/expense	577,077
Effect of tax rate changes on deferred taxes	(1,222,004)
Effect of mainland China preferential tax rate and tax relief	1,238,972
Intercompany transfers	739,833
Late payment interest	329,931
Others	(16,761)
Income tax expenses	$ 216,939
Tax Jurisdiction of Domicile [Extensible Enumeration]	Tax Jurisdiction of Domicile [Extensible Enumeration]
Singapore [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Statutory income tax rate	17.00%
Goodwill impairment	(2.00%)
Others	(0.80%)
Goodwill impairment	$ 244,083
Others	$ 93,246
Hong Kong [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Statutory income tax rate	16.50%
Others	(1.30%)
Others	$ 162,256
BVI [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Statutory tax rate difference between BVI and China	(1.80%)
Statutory tax rate difference between BVI and China	$ 214,915
Cayman [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Others	0.30%
Statutory tax rate difference between Cayman and China	(6.10%)
Others	$ (40,318)
Statutory tax rate difference between Cayman and China	$ 743,375